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                              CASH EQUIVALENT FUND
                             Money Market Portfolio
                        Government Securities Portfolio
                              Tax-Exempt Portfolio
                            SUPPLEMENT TO PROSPECTUS
                            DATED NOVEMBER 29, 1996

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                             TAX-EXEMPT CALIFORNIA
                               MONEY MARKET FUND
                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1997

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                               CASH ACCOUNT TRUST
                             Money Market Portfolio
                        Government Securities Portfolio
                              Tax-Exempt Portfolio
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 1996

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                         INVESTORS MUNICIPAL CASH FUND
                     Investors Florida Municipal Cash Fund
                    Investors New Jersey Municipal Cash Fund
                   Investors Pennsylvania Municipal Cash Fund
                     Tax-Exempt New York Money Market Fund
                            SUPPLEMENT TO PROSPECTUS
                               DATED MAY 21, 1997

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                              INVESTORS CASH TRUST
                        Government Securities Portfolio
                               Treasury Portfolio
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 1996

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INVESTMENT MANAGER
     Zurich Insurance Company ("Zurich") has entered into a definitive agreement with Scudder, Stevens & Clark, Inc. ("Scudder") pursuant to which Zurich will acquire approximately 70% of Scudder. Upon completion of the transaction, Scudder will change its name to Scudder Kemper Investments, Inc. ("SKI"), and Zurich Kemper Investments, Inc. ("ZKI") will be operated either as a subsidiary of SKI or as part of SKI. Consummation of the transaction is subject to a number of contingencies. Because the transaction would constitute an assignment of the Funds' investment management agreements with ZKI and, where applicable, Rule 12b-1 agreements under the Investment Company Act of 1940, it is anticipated that ZKI would seek approval of new agreements by the Funds' boards and shareholders. If the contingencies are timely met, the transaction is expected to close in the fourth quarter of 1997. Zurich will own 69.5% of SKI and senior employees of SKI will hold the remaining 30.5%. SKI will be headquartered in New York City and the chief executive officer of SKI will be Edmond D. Villani, Scudder's president and chief executive officer. Mr. Villani will also join Zurich's Corporate Executive Board. A transition team comprised of representatives from ZKI, Zurich, and Scudder has been formed to make recommendations regarding combining the operations of Scudder and ZKI.

July 30, 1997
CPG-1A  (7/97)                                   (LOGO)printed on recycled paper